Related Party Transactions - Receivable and Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amounts receivable from and payable to related parties
Total related party receivables	$ 20,727	$ 78,435
Total related party payables	40,351	154,367
De Agostini Group
Amounts receivable from and payable to related parties
Tax related receivables	1,286	47,405
Trade receivables	8	91
Total related party receivables	1,294	47,496
Tax related payables	35,627	148,609
Trade payables	3,354	3,260
Total related party payables	38,981	151,869
Ringmaster S.r.l. | Joint venture
Amounts receivable from and payable to related parties
Trade receivables		84
Total related party receivables		84
Trade payables	524	1,509
Total related party payables	524	1,509
OPAP S.A. | Entity with common director or management figure
Amounts receivable from and payable to related parties
Trade receivables	2,086	205
Total related party receivables	2,086	205
Autogrill S.p.A | Entity with common director or management figure
Amounts receivable from and payable to related parties
Trade receivables	17,347	30,650
Total related party receivables	17,347	30,650
Trade payables	846	989
Total related party payables	$ 846	$ 989